Business Combination Disclosure: Schedule of Recognized Identified Assets Acquired and Liabilities Assumed, GeaBubble (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022
Cash, GearBubble	$ 0	$ 1,161,476
Property and equipment, GearBubble	0	4,412
Accounts payable and accrued liabilities, GearBubble	0	(458,628)
Net assets assumed, GearBubble	$ 0	747,260
Acquisition of GearBubble Tech
Cash, GearBubble		1,161,476
Current asset acquired, Aphrodite			$ 1,201,476
Property and equipment, GearBubble		4,412
Accounts payable and accrued liabilities, GearBubble		(458,628)
Net assets assumed, GearBubble		747,260
Goodwill assumed from acquisition		2,780,897
Total assumed from acquisition			$ 3,162,000
Acquisition related cost		$ 47,100